(logo)OPPENHEIMERFUNDS
Denis Mouller                                OppenheimerFund, Inc.
Vice President and                           Two World Trade Center, 34th Floor
Associate Counsel                            New York, New York 10048-0203
                                             212 323-2000 Fax 212 323-0558


                                             October 18, 1996




Securities and Exchange Commission
OFICS Filer Support
Mail Stop 0-7, SEC Operations Center
6432 General Green Way
Alexandria, VA  22312

       Re:      Oppenheimer Multi-State Municipal Trust
                Reg. No. 33-30198; File No. 811-5867

To the Securities and Exchange Commission:

                  An electronic ("EDGAR") filing is hereby made under Rule 497(e) of the Securities Act of 1933 on behalf of Oppenheimer Multi-State Municipal Trust (the "Trust") and its three series (the "Funds"): Oppenheimer Pennsylvania Municipal Fund, Oppenheimer New Jersey Municipal Fund and Oppenheimer Florida Municipal Fund. The filing includes a supplement dated October 18, 1996 to each Fund's Prospectus dated April 15, 1996.

                                              Very truly yours,


                                              /s/ Denis Molleur
                                              -------------------
                                              Denis Molleur
                                              Vice President &
                                              Associate Counsel
                                              (212) 323-0560

DM:ps
Enclosures

cc: Ronald Feiman, Esq.
    KPMG Peat Marwick LLP
    Gloria LaFond

                     OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
              (formerly, Oppenheimer Pennsylvania Tax-Exempt Fund)
                        Supplement dated October 18, 1996
                     to the Prospectus dated April 15, 1996


         The second paragraph in the section captioned "Class A Contingent Deferred Sales Charge" on page 27 is revised by replacing the second and third sentences with the following sentences:

                  The Distributor pays dealers of record commissions on those non- retirement plan purchases in an amount equal to 1.0%. That commission will be paid only on the amount of those purchases that were not previously subject to a front-end sales charge and dealer commission.











October 18, 1996                                                     PS0740.002

                      OPPENHEIMER NEW JERSEY MUNICIPAL FUND
                (formerly Oppenheimer New Jesey Tax-Exempt Fund)
                        Supplement dated October 18, 1996
                     to the Prospectus dated April 15, 1996


         The second paragraph in the section captioned "Class A Contingent Deferred Sales Charge" on page 26 is revised by replacing the second and third sentences with the following sentences:

                  The Distributor pays dealers of record commissions on those non- retirement plan purchases in an amount equal to 1.0%. That commission will be paid only on the amount of those purchases that were not previously subject to a front-end sales charge and dealer commission.











October 18, 1996                                                     PS0395.006

                       OPPENHEIMER FLORIDA MUNICIPAL FUND
                 (formerly Oppenheimer Florida Tax-Exempt Fund)
                        Supplement dated October 18, 1996
                     to the Prospectus dated April 15, 1996


         The second paragraph in the section captioned "Class A Contingent Deferred Sales Charge" on page 27 is revised by replacing the second and third sentences with the following sentences:

                  The Distributor pays dealers of record commissions on those non- retirement plan purchases in an amount equal to 1.0%. That commission will be paid only on the amount of those purchases that were not previously subject to a front-end sales charge and dealer commission.











October 18, 1996                                                     PS0795.002